UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-05308

Perritt MicroCap Opportunities Fund, Inc.
(Exact name of registrant as specified in charter)

300 South Wacker Drive, Suite 2880, Chicago, IL 60606
(Address of principal executive offices) (Zip code)

Gerald W. Perritt, 300 South Wacker Drive, Suite 2880, Chicago, IL 60606
(Name and address of agent for service)

312-669-1650
Registrant's telephone number, including area code

Date of fiscal year end: October 31, 2008

Date of reporting period:  January 31, 2008

Item 1. Schedule of Investments.

Schedule of Investments
January 31, 2008
Perritt Micro Cap Opportunities (Unaudited)

	Shares	Value
REITS - 0.51%
Real Estate - 0.51%
Monmouth Real Estate Investment Corp. - Class A	278,609	$2,248,375
TOTAL REITS (Cost $2,322,118)		$2,248,375

COMMON STOCKS - 97.76%
Air Freight & Logistics - 0.32%
Park-Ohio Holdings Corp. (a)	63,600	$1,422,096

Auto Components - 1.90%
Midas, Inc. (a)	250,000	4,400,000
Monro Muffler Brake, Inc.	97,000	1,794,500
Sorl Auto Parts, Inc. (a)	279,050	1,746,853
Standard Motor Products, Inc.	50,000	413,000
		8,354,353

Biotechnology - 1.20%
ThermoGenesis Corp. (a)	249,200	443,576
Trinity Biotech PLC - ADR (a)	583,551	3,857,272
Zila, Inc. (a)	1,000,000	990,000
		5,290,848
Building Materials - 1.03%
Comfort Systems USA, Inc.	370,000	4,539,900

Business Services - 6.53%
Barrett Business Services, Inc.	290,619	5,207,893
Exponent, Inc. (a)	100,000	3,080,000
Forrester Research, Inc. (a)	33,500	804,000
GP Strategies Corporation (a)	370,000	3,933,100
Hooper Holmes, Inc. (a)	2,064,000	2,972,160
RCM Technologies, Inc. (a)	306,135	1,665,374
Rentrak Corporation (a)	229,700	2,450,899
Team, Inc. (a)	109,900	3,302,495
TechTeam Global, Inc. (a)	136,500	1,255,800
Tier Technologies, Inc. (a)	287,100	2,184,831
World Fuel Services Corporation	70,000	1,852,200
		28,708,752
Chemicals and Related Products - 1.49%
Aceto Corporation	308,000	2,079,000
KMG Chemicals, Inc.	98,271	1,581,180
Penford Corporation	128,450	2,873,426
		6,533,606
Commercial Services & Supplies - 2.95%
Clearpoint Business Resources, Inc. (a)	502,295	944,315
Hill International, Inc (a)	125,000	1,498,750
ICT Group, Inc. (a)	299,000	2,637,180
Kimball International, Inc.	400,000	4,952,000
Perma-Fix Environmental Services (a)	900,000	1,935,000
The Standard Register Company	100,625	978,075
		12,945,320
Computers & Electronics - 3.40%
Astro-Med, Inc.	113,500	1,099,815
Comarco, Inc.	133,400	727,030
GSI Group, Inc. (a)	370,000	3,400,300
Hypercom Corp. (a)	276,900	971,919
InFocus Corporation (a)	805,000	1,239,700
Overland Storage, Inc. (a)	22,300	28,544
PAR Technology Corp. (a)	77,450	607,208
PC-Tel, Inc. (a)	315,000	1,975,050
Rimage Corp. (a)	209,350	4,886,229
		14,935,795
Construction & Engineering - 1.30%
Insituform Technologies, Inc. (a)	206,500	2,622,550
Sterling Constuction Company, Inc. (a)	150,000	3,076,500
		5,699,050
Consumer Products - Distributing - 0.63%
China 3c Group (a)	911,300	2,779,465

Consumer Products - Manufacturing - 9.43%
Ashworth, Inc. (a)	446,900	1,635,654
Emak Worldwide, Inc. (a)	125,700	124,443
Emerson Radio Corp. (a)	615,400	750,788
Flexsteel Industries, Inc.	244,900	3,149,414
Furniture Brands International, Inc.	400,000	3,820,000
Hartmarx Corporation (a)	652,000	1,760,400
Hauppauge Digital, Inc. (a)	261,500	1,181,980
Hooker Furniture Corporation	110,150	2,416,691
La-Z-Boy, Inc.	500,000	3,810,000
Lifetime Brands, Inc.	157,148	1,866,918
Matrixx Initiatives, Inc. (a)	119,000	1,618,400
Measurement Specialties, Inc. (a)	65,000	1,280,500
The Middleby Corporation (a)	35,000	2,086,350
Noble International, Ltd.	200,000	2,540,000
Perry Ellis International, Inc. (a)	150,000	2,632,500
Stanley Furniture Company, Inc.	110,000	1,480,600
Steinway Musical Instruments, Inc.	101,000	2,552,270
Tandy Brands Accessories, Inc.	123,519	994,328
Universal Electronics, Inc. (a)	240,000	5,714,400
		41,415,636
Consumer Services - 0.29%
Stewart Enterprises, Inc. - Class A	180,000	1,281,600

Electromedical And Electrotherapeutic Apparatus - 0.30%
Cutera, Inc. (a)	103,900	1,297,711

Electronic Equipment & Instruments - 0.62%
Methode Electronics, Inc.	27,246	330,221
Zygo Corp. (a)	205,000	2,404,650
		2,734,871
Energy & Related Services - 1.04%
Michael Baker Corporation (a)	133,400	4,566,282

Energy Equipment & Services - 0.28%
TGC Industries, Inc. (a)	159,011	1,238,696

Environmental Services - 1.51%
American Ecology Corporation	224,600	5,138,848
Versar, Inc. (a)	237,500	1,486,750
		6,625,598
Financial Services - 2.12%
Nicholas Financial, Inc. (a)	234,523	1,716,708
Sanders Morris Harris Group, Inc.	500,400	4,788,828
TradeStation Group, Inc. (a)	260,000	2,834,000
		9,339,536
Food - 1.38%
Darling International, Inc. (a)	400,000	4,640,000
John B. Sanfilippo & Son, Inc. (a)	202,761	1,419,327
		6,059,327
Insurance - 1.33%
CRM Holdings Ltd. (a)	335,000	2,331,600
Penn Treaty American Corporation (a)	588,100	3,528,600
		5,860,200
Leisure - 0.66%
Century Casinos, Inc. (a)	442,900	2,086,059
Youbet.com, Inc. (a)	767,200	820,904
		2,906,963
Medical Supplies & Services - 6.19%
Allied Healthcare Products, Inc. (a)	217,804	1,576,901
BioScrip, Inc. (a)	526,700	4,087,192
Candela Corp. (a)	335,000	1,289,750
CardioTech International, Inc. (a)	403,000	403,000
Five Star Quality Care, Inc. (a)	450,000	3,433,500
Healthtronics, Inc. (a)	1,010,000	4,100,600
Home Diagnostics, Inc. (a)	402,782	3,230,312
Mannatech, Inc.	250,000	1,530,000
Medical Action Industries, Inc. (a)	79,404	1,327,635
National Dentex Corporation (a)	107,500	1,462,000
Psychemedics Corporation	138,600	2,356,200
VIVUS, Inc. (a)	400,000	2,424,000
		27,221,090
Military Equipment - 0.38%
Force Protection, Inc. (a)	407,517	1,666,744

Minerals and Resources - 4.27%
Allied Nevada Gold Corp. (a)	235,000	1,165,600
AM Castle & Co.	160,600	3,401,508
Fronteer Development Group, Inc. (a)	194,000	1,555,880
NovaGold Resources, Inc. (a)	400,000	4,572,000
Seabridge Gold Inc. (a)	90,000	2,250,000
Uranium Resources, Inc. (a)	556,045	4,509,525
Vista Gold Corp. (a)	288,700	1,328,020
		18,782,533
Oil & Gas - 11.31%
Allis-Chalmers Energy, Inc. (a)	270,000	2,970,000
Brigham Exploration Company (a)	191,600	1,329,704
Callon Petroleum Co. (a)	88,200	1,359,162
CE Franklin Ltd. (a)	426,184	2,731,840
Edge Petroleum Corp. (a)	600,000	3,966,000
Gasco Energy, Inc. (a)	684,300	1,375,443
GMX Resources, Inc. (a)	48,000	1,294,080
GulfMark Offshore, Inc. (a)	80,000	3,345,600
Gulfport Energy Corp. (a)	205,000	3,105,750
Meridian Resource Corp. (a)	1,250,000	2,087,500
Mitcham Industries, Inc. (a)	130,000	2,184,000
NATCO Group, Inc. - Class A (a)	118,200	5,411,196
Newpark Resources, Inc. (a)	1,045,900	5,093,533
Tengasco, Inc. (a)	22,267	12,525
TransGlobe Energy Corporation (a)	216,500	1,039,200
TXCO Resources, Inc. (a)	238,500	3,017,025
Union Drilling, Inc. (a)	373,600	5,745,968
VAALCO Energy, Inc. (a)	800,000	3,600,000
		49,668,526
Prepackaged Software - 0.60%
Smith Micro Software, Inc. (a)	350,000	2,635,500

Real Estate - 0.27%
Tejon Ranch Co. (a)	31,000	1,172,420

Retail - 4.52%
Duckwall-ALCO Stores, Inc. (a)	103,576	2,348,068
Haverty Furniture Companies, Inc.	343,400	3,512,982
MarineMax, Inc. (a)	134,000	2,072,980
PC Mall, Inc. (a)	383,112	3,601,253
Rush Enterprises, Inc. - Class A (a)	118,195	1,983,312
Rush Enterprises, Inc. - Class B (a)	117,477	1,844,389
Sport Supply Group, Inc.	426,600	4,479,300
		19,842,284
Semiconductor Related Products - 3.49%
Actel Corporation (a)	371,800	4,428,138
Catalyst Semiconductor, Inc. (a)	565,300	2,413,831
CyberOptics Corporation (a)	241,213	2,479,670
FSI International, Inc. (a)	725,029	1,290,552
MIPS Technologies, Inc. (a)	200,000	890,000
Rudolph Technologies, Inc. (a)	210,660	2,159,265
Techwell, Inc. (a)	158,500	1,649,985
		15,311,441
Software - 5.06%
Aladdin Knowledge Systems Ltd. (a)	299,400	6,320,334
American Software, Inc. - Class A	375,300	3,486,537
iPass, Inc. (a)	490,800	1,521,480
Moldflow Corporation (a)	100,000	1,306,000
Netscout Systems, Inc. (a)	200,000	1,962,000
Packeteer, Inc. (a)	365,000	1,810,400
Ulticom, Inc. (a)	273,100	1,952,665
Vignette Corp. (a)	275,000	3,869,250
		22,228,666
Specialty Manufacturing - 9.63%
Aaon, Inc.	268,050	4,771,290
AEP Industries, Inc. (a)	146,000	4,394,600
Apogee Enterprises, Inc.	396,000	6,910,200
Coachmen Industries, Inc.	224,900	1,169,480
Columbus McKinnon Corp., NY (a)	143,402	3,666,789
Flanders Corporation (a)	750,000	4,132,500
IMAX Corporation (a)	345,000	2,337,375
Integral Systems, Inc.	151,910	3,843,323
Modtech Holdings, Inc. (a)	238,350	157,311
Northwest Pipe Company (a)	50,000	2,072,000
Olympic Steel, Inc.	125,000	4,223,750
RF Monolithics, Inc. (a)	189,500	1,010,035
Spartan Motors, Inc.	403,750	3,621,638
		42,310,291
Telecommunications - 8.70%
Comtech Group, Inc. (a)	200,000	2,152,000
Digi International, Inc. (a)	125,000	1,463,750
Ditech Networks, Inc. (a)	255,800	798,096
EFJ, Inc. (a)	500,000	840,000
Gilat Satellite Networks Ltd. (a)	313,000	3,408,570
Globecomm Systems, Inc. (a)	334,200	3,131,454
Harmonic, Inc. (a)	450,000	4,914,000
Intervoice, Inc. (a)	375,100	2,438,150
The Management Network Group, Inc. (a)	1,057,800	2,432,940
Oplink Communications, Inc. (a)	226,921	2,897,781
RADVision Ltd. (a)	350,000	3,517,500
Radyne Corporation (a)	220,700	1,909,055
Seachange International, Inc. (a)	690,000	4,843,800
TeleCommunication Systems, Inc. - Class A (a)	700,000	2,499,000
Westell Technologies, Inc. (a)	542,000	981,020
		38,227,116
Transportation - 3.63%
Dynamex, Inc. (a)	132,486	3,300,226
Grupo TMM S.A. - ADR (a)	1,500,000	3,300,000
Stealthgas, Inc.	315,000	4,435,200
USA Truck, Inc. (a)	230,600	2,942,456
Vitran Corporation, Inc. (a)	139,070	1,988,701
		15,966,583

TOTAL COMMON STOCKS (Cost $435,145,491)		$429,568,799

INVESTMENT COMPANIES - 0.56%
Gas Utilities - 0.56%
Star Gas Partners LP (a)	699,151	2,481,986
TOTAL INVESTMENT COMPANIES (Cost $2,796,003)		$2,481,986

	Principal
	Amount	Value
SHORT TERM INVESTMENTS - 0.53%
Federal Home Loan Bank Discount Note
1.80%, 02/01/2008	$2,311,000	$2,311,000
Short-Term Securities - 0.00%
Wisconsin Corporate Central Credit Union
4.869%, 12/31/2031 (b)	851	851
TOTAL SHORT TERM INVESTMENTS (Cost $2,311,851)		$2,311,851

Total Investments (Cost $442,575,463) - 99.36%		$436,611,011
Other Assets in Excess of Liabilities - 0.64%		2,812,779
TOTAL NET ASSETS - 100.00%		$439,423,790

Footnotes

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
(a)	Non Income Producing security.
(b)	Variable rate deman notes are considered short-term obligations are payables on demand. Intereste rates change periodically on specified dates. The rates shown is as of January 31, 2008.

See notes to the financial statements.

The cost basis of investments for federal income tax purposes at January 31, 2008 was as follows*:

Cost of investments	$ 442,575,463
Gross unrealized appreciation	$ 69,710,983
Gross unrealized depreciation	(75,675,435)
Net unrealized appreciation	$ (5,964,452)

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President (Principal Executive Officer) and Treasurer (Principal Financial Officer) have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Perritt MicroCap Opportunities Fund, Inc.

By (Signature and Title)      /s/ Michael J. Corbett
  Michael J. Corbett, President

Date    3/10/08

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)    /s/ Michael J. Corbett
Michael J. Corbett, President

Date     3/10/08

By (Signature and Title)     /s/ Samuel J. Schulz
 Samuel J. Schulz, Treasurer

Date     3/11/08